VGOF-P6 05/25

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 27, 2025 TO THE

SUMMARY PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

All references to prospectus@franklintempleton.com in the Summary Prospectus, as applicable, and the SAI of each fund listed in Schedule A are replaced with prospectus.us.franklintempleton@fisglobal.com.

SCHEDULE A

Fund	Date of Summary Prospectus (as applicable) and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2025
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2025
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2025
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2025

Fund	Date of Summary Prospectus (as applicable) and SAI
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2025
ClearBridge Global Infrastructure Income Fund	February 1, 2025
ClearBridge International Growth Fund	March 1, 2025
ClearBridge Small Cap Fund	March 1, 2025
ClearBridge Value Fund	March 1, 2025
Franklin International Equity Fund	February 1, 2025
Franklin U.S. Small Cap Equity Fund	May 1, 2025
Martin Currie Emerging Markets Fund	February 1, 2025
Martin Currie SMASh Series EM Fund	December 1, 2024

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	July 1, 2024
Western Asset Corporate Bond Fund	May 1, 2025
Western Asset Income Fund	December 1, 2024
Western Asset Intermediate Maturity California Municipals Fund	April 1, 2025
Western Asset Intermediate Maturity New York Municipals Fund	April 1, 2025
Western Asset Intermediate-Term Municipals Fund	August 1, 2024
Western Asset Managed Municipals Fund	July 1, 2024
Western Asset Massachusetts Municipals Fund	April 1, 2025
Western Asset Mortgage Total Return Fund	May 1, 2025
Western Asset Municipal High Income Fund	December 1, 2024
Western Asset New Jersey Municipals Fund	August 1, 2024
Western Asset New York Municipals Fund	August 1, 2024
Western Asset Oregon Municipals Fund	September 1, 2024
Western Asset Pennsylvania Municipals Fund	August 1, 2024
Western Asset Short Duration High Income Fund	December 1, 2024

Fund	Date of Summary Prospectus (as applicable) and SAI
Western Asset Short Duration Municipal Income Fund	July 1, 2024
Western Asset Short-Term Bond Fund	May 1, 2025
Western Asset Ultra-Short Income Fund	October 1, 2024

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series Core Completion Fund	July 1, 2024
Western Asset SMASh Series Core Plus Completion Fund	May 1, 2025
Western Asset SMASh Series C Fund	July 1, 2024
Western Asset SMASh Series M Fund	July 1, 2024
Western Asset SMASh Series TF Fund	July 1, 2024

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2025
BrandywineGLOBAL – High Yield Fund	May 1, 2025
ClearBridge Appreciation Fund	March 1, 2025
ClearBridge Dividend Strategy Fund	May 1, 2025
ClearBridge Growth Fund	January 1, 2025
ClearBridge International Value Fund	March 1, 2025
ClearBridge Large Cap Growth Fund	April 1, 2025
ClearBridge Large Cap Value Fund	March 1, 2025
ClearBridge Mid Cap Fund	March 1, 2025
ClearBridge Mid Cap Growth Fund	March 1, 2025
ClearBridge Select Fund	March 1, 2025
ClearBridge Small Cap Growth Fund	March 1, 2025
ClearBridge Sustainability Leaders Fund	March 1, 2025
ClearBridge Tactical Dividend Income Fund	March 1, 2025
Franklin Global Equity Fund	March 1, 2025
Franklin Multi-Asset Conservative Growth Fund	June 1, 2024
Franklin Multi-Asset Defensive Growth Fund	June 1, 2024
Franklin Multi-Asset Growth Fund	June 1, 2024

Fund	Date of Summary Prospectus (as applicable) and SAI
Franklin Multi-Asset Moderate Growth Fund	June 1, 2024
Franklin S&P 500 Index Fund	February 1, 2025
Franklin U.S. Large Cap Equity Fund	April 1, 2025

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Growth Portfolio	May 1, 2025
ClearBridge Variable Appreciation Portfolio	May 1, 2025
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2025
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2025
ClearBridge Variable Large Cap Value Portfolio	May 1, 2025
ClearBridge Variable Mid Cap Portfolio	May 1, 2025
ClearBridge Variable Small Cap Growth Portfolio	May 1, 2025
Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2025
Franklin Multi-Asset Variable Growth Fund	May 1, 2025
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2025
Franklin Templeton Aggressive Model Portfolio	May 1, 2025
Franklin Templeton Conservative Model Portfolio	May 1, 2025
Franklin Templeton Moderate Model Portfolio	May 1, 2025
Franklin Templeton Moderately Aggressive Model Portfolio	May 1, 2025
Franklin Templeton Moderately Conservative Model Portfolio	May 1, 2025

Fund	Date of Summary Prospectus (as applicable) and SAI
LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	May 1, 2025
Western Asset Long Credit VIT	May 1, 2025
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2025

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2025
Western Asset Core Plus Bond Fund	May 1, 2025
Western Asset High Yield Fund	October 1, 2024
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2025
Western Asset Intermediate Bond Fund	October 1, 2024
Western Asset Total Return Unconstrained Fund	October 1, 2024

Please retain this supplement for future reference.

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